Income Taxes - Reconciliation of Federal Income Tax Statutory Rate and Effective Tax Rate (Detail)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Real Estate [Line Items]
Federal income tax statutory rate					21.00%	35.00%	35.00%
Federal valuation allowance					0.00%	0.00%	0.00%
Income not subject to federal income tax					(21.50%)	(35.00%)	(35.00%)
State taxes					3.10%	2.90%	6.00%
Effective tax rate	2.80%	4.50%	3.00%	3.10%	2.60%	2.90%	6.00%